Shareholder Fees - ThematicIndexETFs-ComboPRO	Oct. 30, 2023 USD ($)
ThematicIndexETFs-ComboPRO | Fidelity Crypto Industry and Digital Payments ETF
Shareholder Fees:
(fees paid directly from your investment)	none